5. SHAREHOLDERS EQUITY (DEFICIT) (Details 1) (USD $)	12 Months Ended
Sep. 30, 2012
Warrants Outstanding, Ending	7,615,487
Warrants 1
Warrants Outstanding, Ending	595,238
Warrants Outstanding, Ending Exercise Price	$ 1.26
Warrant Expiration Date	Oct. 05, 2013
Warrants 2
Warrants Outstanding, Ending	449,438
Warrants Outstanding, Ending Exercise Price	$ 1.34
Warrant Expiration Date	Jan. 25, 2014
Warrants 3
Warrants Outstanding, Ending	510,204
Warrants Outstanding, Ending Exercise Price	$ 1.47
Warrant Expiration Date	Feb. 23, 2014
Warrants 4
Warrants Outstanding, Ending	2,727,273
Warrants Outstanding, Ending Exercise Price	$ 0.33
Warrant Expiration Date	Aug. 09, 2014
Warrants 5
Warrants Outstanding, Ending	1,666,667
Warrants Outstanding, Ending Exercise Price	$ 0.18
Warrant Expiration Date	Feb. 21, 2015
Warrants 6
Warrants Outstanding, Ending	1,666,667
Warrants Outstanding, Ending Exercise Price	$ 0.09
Warrant Expiration Date	Sep. 20, 2015